Share based compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation
Share based compensation

The fair value of share based compensation is recognized as personnel compensation expense, and in the year ended December 31, 2015, $8 million (2014: $10 million, 2013: $7 million) was included in the consolidated statement of operations.

Share Options

Our shareholders have authorized the Board to establish and maintain Option Schemes in order to encourage our directors, officers and other employees to hold shares in the Company. The Option Scheme for US employees will expire in December 2018, whereas the Option Scheme for international employees will expire in December 2016. The Option Schemes permit the Board, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries.  The options are not transferable. The subscription price is at the discretion of the Board, provided the subscription price is never reduced below the par value of the share. The subscription price for certain options granted under the Option Schemes will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised. Options granted under the Option Schemes will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to five years.  There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

During 2015, 710,000 share options were granted and fair value was estimated using a Black-Scholes option pricing model. The assumptions used in estimating fair value are as follows: 1.6% risk-free interest rate, volatility of 34.8%, 0% dividend yield and an expected option term of three years, six months. The risk-free interest rates were estimated using the US Treasury yield curve in effect at the time of grant for instruments with a similar life. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It is also assumed that 100% of options granted will vest.

The following table summarizes share option transactions related to the Seadrill Scheme in 2015, 2014 and 2013:

	2015		2014		2013
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Outstanding at beginning of year	2,241,116	35.10	2,838,758	28.53	3,875,891	29.88
Granted	710,000	12.04	—	—	270,000	45.66
Exercised	—	—	(461,477)	20.19	(700,418)	22.60
Forfeited	(935,945)	32.81	(136,165)	34.57	(606,715)	32.30
Outstanding at end of year	2,015,171	28.53	2,241,116	35.10	2,838,758	28.53
Exercisable at end of year	882,152	36.14	1,169,584	27.38	1,080,306	27.38

Options granted in 2008 had been re-priced with exercise prices now being NOK90.83 ($14.09) and NOK104.64 ($16.24) per share; they were exercisable one third each year beginning 12 months after they were granted, and were expired in May 2014. These same prices and dates applied to the options granted in 2009. Options granted in April 2010 had exercise price of NOK137.40 ($23.13), were exercisable one third after 12 or 15 months and expired in March/June 2015. Options granted in November 2010 had exercise prices of NOK192.90 ($31.40) for American citizens or residents and NOK185.20 ($31.06) for non-Americans. They were exercisable one fifth each year beginning 12 months after they were granted and expired in December 2015. Options granted in November 2011 had exercise prices of NOK202.10 ($34.68) and can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date. They expire in December 2016. Options granted during 2012 had exercise prices, ranging from NOK202.10 to NOK224.53. They have the same exercise schedule as the 2011’s grant and expire between December 2016 and December 2017. Options granted in October 2013 had an exercise price of NOK273 and can be exercised one fourth at time after 13, 25, 37 and 49 months from the grant date.

The weighted average grant-date fair value of options granted during 2015 is $3.33 (2014: none granted, 2013: $10.23 per share).

As of December 31, 2015 there was $2 million in unrecognized compensation costs relating to non-vested options granted under the Options Schemes (2014: $3 million, 2013: $7 million). This amount will be recognized as expense of $1 million in 2016, $1 million in 2017 and less than a million in 2018.

There were 2,015,171 options outstanding at December 31, 2015 (2014: 2,241,116). Their weighted average remaining contractual life was 22 months (2014: 21 months) and their weighted average fair value was $6.06 per option (2014: $7.97 per option). The weighted average parameters used in calculating these weighted average fair values are as follows: risk-free interest rate 2.0% (2014: 2.0%), volatility 34.8% (2014: 26.1%), dividend yield 0% (2014: 0%), option holder retirement rate 0% (2014: 0%) and expected term 2 years (2014: 4 years).

During 2015 the total intrinsic value of options exercised was nil (2014: $9 million, 2013: $17 million) on the day of exercise. The intrinsic value of options fully vested but not exercised at December 31, 2015 was zero since the weighted average exercise price per share exceeded the market price of our shares as at that date. The average remaining term of the options was 22 months.

Restricted Stock Units

On October 1, 2013, the Board of the Company approved 373,700 awards under the Company`s Restricted Stock Units “RSU” plan. On November 7, 2013, the Board of our consolidated subsidiary, NADL, approved 278,778 awards under NADL`s RSU plan.

In December 2014, the Board of the Company approved 162,560 awards under the Company’s RSU plan.

In December 2015, the Board of the Company approved 909,970 awards under the Company’s RSU plan. Also in December 2015, the Board of our consolidated subsidiary, NADL, approved 1,478,500 awards under NADL`s RSU plan.

Under the terms of both plans, the holder of an award is entitled to receive a share in the respective company if still employed at the end of the three year vesting period. There is no requirement for the holder to pay for the share on grant date or upon vesting of the award. In addition the holder is entitled to receive an amount equal to the ordinary dividends declared and paid on the Company and NADL shares during the vesting period.

In December 2015 the shareholders of NADL in a special general meeting approved a capital reorganization including a 1-for-10 reverse stock split of the Company’s issued and outstanding common shares and reducing par value from $5.00 to $0.10. As a result of the capital restructuring the number of RSUs has been adjusted by 1,571,250 units.

The following table summarizes RSU activity for the Company for the years ended December 31, 2015, 2014 and 2013:

Restricted Stock Units - Seadrill	2015	2014	2013
Outstanding at beginning of year	525,210	373,700	—
Granted	937,970	162,560	373,700
Forfeited	(60,200)	(11,050)	—
Outstanding at end of year	1,402,980	525,210	373,700

The following table summarizes RSU activity for NADL for the years ended December 31, 2015, 2014 and 2013:

Restricted Stock Units - NADL	2015	2014	2013
Outstanding at beginning of year	253,870	278,778	—
Granted	1,587,719	—	278,778
Adjustment *	(1,571,251)	—	—
Forfeited	(95,755)	(24,908)	—
Outstanding at end of year	174,583	253,870	278,778

* Adjustment relates to the reverse stock split for NADL units, as discussed above

The fair value of the awards are calculated based on the market share price on grant date which for 2013 awards was $46.07 and NOK58 for the Company and NADL shares respectively. The fair value for the 2014 awards for the Company shares was $11.00. The fair value for the 2015 awards for the Company was $3.67 and NOK15.30 for NADL shares.

The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period. All awards are currently expected to vest. Compensation cost related to the RSU plans of $6 million has been recognized in 2015 (2014: $2 million). As of December 31, 2015 there was $6 million in unrecognized compensation costs related to non-vested awards.